SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
a)Operating segments
IFRS 8, Operating Segments, requires operating segments to be determined based on internal reports that are regularly reviewed by the chief operating decision maker (“CODM”) for the purpose of allocating resources to the segment and to assessing its performance. The partnership’s operating segments are organized into four reportable segments: i) Office, ii) Retail, iii) LP Investments and iv) Corporate. These segments are independently and regularly reviewed and managed by the Chief Executive Officer, who is considered the CODM.

b)Basis of measurement
The CODM measures and evaluates the operating performance of the partnership’s operating segments based on funds from operations (“FFO”). This performance metric does not have standardized meanings prescribed by IFRS Accounting Standards and therefore may differ from similar metrics used by other companies and organizations. Management believes FFO is the most consistent metric to measure the partnership’s financial statements and for the purpose of allocating resources and assessing its performance.

The partnership defines FFO as net income, prior to fair value gains, net, depreciation and amortization of real estate assets, and income taxes less non-controlling interests of others in operating subsidiaries and properties share of these items. When determining FFO, the partnership also includes its proportionate share of the FFO of unconsolidated partnerships and joint ventures and associates.
c) Reportable segment measures
The following summaries present certain financial information regarding the partnership’s operating segments for the years ended December 31, 2024, 2023, and 2022.

(US$ Millions)	Total revenue			FFO
Years ended Dec. 31,	2024	2023	2022	2024	2023	2022
Office	$1,954	$1,998	$2,210	$(11)	$185	$325
Retail	1,548	1,559	1,557	367	345	626
LP Investments	5,353	5,678	3,593	(57)	(98)	288
Corporate	256	248	5	(843)	(756)	(653)
Total	$9,111	$9,483	$7,365	$(544)	$(324)	$586

The following summary presents the detail of total revenue from the partnership’s operating segments for the years ended December 31, 2024, 2023 and 2022:

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Year ended Dec. 31, 2024
Office	$1,287	$454	$27	$186	$1,954
Retail	1,143	271	—	134	1,548
LP Investments	2,356	450	2,330	217	5,353
Corporate	—	—	—	256	256
Total	$4,786	$1,175	$2,357	$793	$9,111

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Year ended Dec. 31, 2023
Office	$1,340	$463	$27	$168	$1,998
Retail	1,152	278	—	129	1,559
LP Investments	2,286	410	2,567	415	5,678
Corporate	—	—	—	248	248
Total	$4,778	$1,151	$2,594	$960	$9,483

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Year ended Dec. 31, 2022
Office	$1,373	$469	$22	$346	$2,210
Retail	1,138	264	—	155	1,557
LP Investments	1,357	248	1,489	499	3,593
Corporate	—	—	—	5	5
Total	$3,868	$981	$1,511	$1,005	$7,365

The following summaries presents certain consolidated income statement items from the partnership’s operating segments for the years ended December 31, 2024, 2023, and 2022:

(US$ Millions)	Direct commercial property expense			Direct hospitality expense
Years ended Dec. 31,	2024	2023	2022	2024	2023	2022
Office	$(827)	$(832)	$(820)	$(22)	$(26)	$(23)
Retail	(440)	(443)	(411)	—	—	—
LP Investments	(1,106)	(1,061)	(621)	(1,861)	(2,064)	(1,118)
Corporate	(8)	—	—	(2)	—	—
Total	$(2,381)	$(2,336)	$(1,852)	$(1,885)	$(2,090)	$(1,141)

(US$ Millions)	Share of net (losses) earnings from equity accounted investments			Interest expense
Years ended Dec. 31,	2024	2023	2022	2024	2023	2022
Office	$(162)	$(434)	$550	$(874)	$(896)	$(723)
Retail	497	269	234	(765)	(810)	(660)
LP Investments	(4)	44	42	(2,690)	(2,722)	(1,000)
Corporate	—	—	—	(435)	(395)	(300)
Total	$331	$(121)	$826	$(4,764)	$(4,823)	$(2,683)

The following summary presents information about certain consolidated balance sheet items of the partnership, on a segmented basis, as of December 31, 2024 and 2023:

	Total assets		Total liabilities		Equity accounted investments
(US$ Millions)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Office	$29,656	$31,942	$14,954	$16,726	$7,805	$8,199
Retail	30,693	30,722	12,266	13,528	9,823	9,501
LP Investments	40,812	67,223	30,183	45,203	1,919	1,735
Corporate	1,430	1,690	6,939	7,533	—	—
Total	$102,591	$131,577	$64,342	$82,990	$19,547	$19,435
The following summary presents a reconciliation of FFO to net income for the years ended December 31, 2024, 2023, and 2022:

(US$ Millions) Years ended Dec. 31,	2024	2023	2022
FFO(1)	$(544)	$(324)	$586
Add (deduct):
Fair value (losses) gains, net	(692)	(673)	20
Share of equity accounted (losses) income - non-FFO	(124)	(765)	120
Depreciation and amortization of real-estate assets	(306)	(320)	(190)
Income tax benefit (expense)	(289)	419	(281)
Non-controlling interests of others in operating subsidiaries and properties - non-FFO	535	430	(387)
Net (loss) income attributable to unitholders(2)	(1,420)	(1,233)	(132)
Non-controlling interests of others in operational subsidiaries and properties	(577)	(616)	1,128
Net (loss) income	$(1,997)	$(1,849)	$996
(1)FFO represents interests attributable to GP Units, LP Units, Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, FV LTIP Units and BPYU Units. The interests attributable to Exchange LP Units, Redeemable/Exchangeable Units, Special LP Units, FV LTIP Units and BPYU Units are presented as non-controlling interests in the consolidated statements of income.
(2)Includes net income attributable to GP Units, LP Units, Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, FV LTIP Units and BPYU Units. The interests attributable to Exchange LP Units, Redeemable/Exchangeable Units, Special LP Units, FV LTIP Units and BPYU Units are presented as non-controlling interests in the consolidated statements of income.

The following summary presents financial information by the partnership’s geographic regions in which it operates:

	Total revenue for the years ended Dec. 31,			Total non-current assets as at Dec. 31,
(US$ Millions)	2024	2023	2022	2024	2023
United States	$5,856	$6,151	$4,740	$65,369	$75,896
Canada	524	509	491	4,050	4,898
Australia	170	198	360	1,981	2,688
Europe	1,734	1,774	1,151	13,357	25,201
Brazil	156	207	102	939	3,143
China	38	41	5	387	1,429
India	394	355	288	4,891	5,100
South Korea	228	248	228	3,001	3,814
United Arab Emirates	11	—	—	409	367
Japan	—	—	—	98	—
Total	$9,111	$9,483	$7,365	$94,482	$122,536